iShares
®
MSCI BIC ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  8 .1%
Ambev SA ............................. 77,880 $ 251,955
Aura Minerals, Inc. ........................ 720 55,634
Axia Energia SA ......................... 20,125 209,167
B3 SA - Brasil Bolsa Balcao .................. 96,047 314,156
Banco Bradesco SA ....................... 27,440 84,313
Banco BTG Pactual SA ..................... 23,179 246,974
Banco do Brasil SA
(a)
...................... 29,880 120,241
BB Seguridade Participacoes SA .............. 10,045 70,491
Caixa Seguridade Participacoes SA ............ 10,680 37,494
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 44,680 247,555
Cia Paranaense de Energia - Copel ............ 34,641 99,984
CPFL Energia SA ......................... 3,000 25,804
Embraer SA ............................ 13,053 189,874
Energisa SA ............................ 4,805 45,721
Eneva SA
(a)
............................. 18,680 94,908
Engie Brasil Energia SA .................... 3,480 22,834
Equatorial SA ........................... 19,160 146,419
Itau Unibanco Holding SA
(a)
.................. 11,880 94,342
JBS N.V. , Class A ........................ 6,080 75,818
Klabin SA .............................. 10,565 34,913
Localiza Rent a Car SA ..................... 15,502 129,128
MBRF Global Foods Co. SA ................. 8,587 27,253
Motiva Infraestrutura de Mobilidade SA .......... 20,120 56,277
NU Holdings Ltd. , Class A
(a)
.................. 67,327 884,004
Petroleo Brasileiro SA - Petrobras
(a)
............ 66,429 615,363
Porto Seguro SA ......................... 3,577 34,256
PRIO SA
(a)
............................. 16,040 197,934
Raia Drogasil SA ......................... 23,746 87,979
Rede D'Or Sao Luiz SA
(b)
................... 12,960 87,401
Rumo SA .............................. 19,320 52,546
StoneCo Ltd. , Class A ...................... 3,520 40,304
Suzano SA ............................. 10,471 86,993
Telefonica Brasil SA ....................... 13,108 87,879
TIM SA ............................... 16,286 70,703
Ultrapar Participacoes SA ................... 14,600 74,873
Vale SA ............................... 65,240 1,071,092
Vibra Energia SA ......................... 21,054 124,165
WEG SA .............................. 27,057 236,535
XP, Inc. , Class A ......................... 7,585 126,442
6,559,724
a
China  —  57 .8%
360 Security Technology, Inc. , Class A ........... 9,131 13,618
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 4,000 11,358
3SBio, Inc.
(a) (b)
........................... 34,000 80,327
AAC Technologies Holdings, Inc. .............. 14,500 84,271
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 1,292 56,886
AECC Aviation Power Co. Ltd. , Class A .......... 4,000 24,543
Agricultural Bank of China Ltd. , Class A .......... 96,000 89,680
Agricultural Bank of China Ltd. , Class H .......... 490,000 360,895
Aier Eye Hospital Group Co. Ltd. , Class A ........ 4,012 5,409
Air China Ltd. , Class A
(a)
.................... 16,000 16,093
Akeso, Inc.
(a) (b)
........................... 12,000 181,246
Alibaba Group Holding Ltd. .................. 307,220 4,763,186
Alibaba Health Information Technology Ltd.
(a) (c)
..... 114,000 52,721
Aluminum Corp. of China Ltd. , Class A .......... 12,000 20,313
Aluminum Corp. of China Ltd. , Class H .......... 80,000 112,036
Anhui Conch Cement Co. Ltd. , Class A .......... 4,000 11,914
Anhui Conch Cement Co. Ltd. , Class H .......... 20,000 48,521
Security Shares Value
a
China (continued)
Anhui Gujing Distillery Co. Ltd. , Class A .......... 600 $ 8,251
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(a)
................................. 4,000 21,881
ANTA Sports Products Ltd. .................. 24,040 232,393
Avary Holding Shenzhen Co. Ltd. , Class A ........ 4,000 62,063
BAIC BluePark New Energy Technology Co. Ltd. , Class
A
(a)
................................. 1,100 994
Baidu, Inc. , Class A
(a)
...................... 38,306 647,728
Bank of Beijing Co. Ltd. , Class A .............. 24,090 18,125
Bank of Changsha Co. Ltd. , Class A ............ 4,000 5,617
Bank of Chengdu Co. Ltd. , Class A ............. 8,000 22,000
Bank of China Ltd. , Class A .................. 44,000 38,112
Bank of China Ltd. , Class H .................. 1,269,000 843,571
Bank of Communications Co. Ltd. , Class A ........ 60,000 59,072
Bank of Communications Co. Ltd. , Class H ....... 120,200 112,050
Bank of Hangzhou Co. Ltd. , Class A ............ 8,099 19,166
Bank of Jiangsu Co. Ltd. , Class A .............. 20,060 33,482
Bank of Nanjing Co. Ltd. , Class A .............. 12,000 19,121
Bank of Ningbo Co. Ltd. , Class A .............. 8,010 36,739
Bank of Shanghai Co. Ltd. , Class A ............. 15,590 20,809
Baoshan Iron & Steel Co. Ltd. , Class A .......... 12,000 10,706
Beijing Enlight Media Co. Ltd. , Class A .......... 4,000 7,519
Beijing Enterprises Holdings Ltd. .............. 8,500 33,428
Beijing Kingsoft Office Software, Inc. , Class A ...... 578 20,427
Beijing New Building Materials PLC , Class A ...... 3,100 10,493
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 40,000 29,683
BeOne Medicines Ltd. , Class H
(a)
.............. 14,886 334,924
Bilibili, Inc. , Class Z
(a)
...................... 4,945 85,753
Bluefocus Intelligent Communications Group Co. Ltd. ,
Class A
(a)
............................. 8,000 19,755
BOC Aviation Ltd.
(b)
....................... 4,000 38,998
BOC International China Co. Ltd. , Class A ........ 8,000 13,494
BOE Technology Group Co. Ltd. , Class A ......... 55,300 41,780
Bosideng International Holdings Ltd. ............ 80,000 43,413
BYD Co. Ltd. , Class A ...................... 6,100 86,699
BYD Co. Ltd. , Class H ..................... 66,700 776,433
BYD Electronic International Co. Ltd.
(c)
.......... 14,500 53,976
C&D International Investment Group Ltd.
(c)
........ 13,000 26,176
Caitong Securities Co. Ltd. , Class A ............ 8,020 9,308
Cambricon Technologies Corp. Ltd. , Class A ....... 745 144,288
CCOOP Group Co. Ltd. , Class A
(a)
............. 20,000 5,137
CGN Power Co. Ltd. , Class H
(b)
............... 200,000 79,144
Changchun High-Tech Industry Group Co. Ltd. , Class A 710 7,721
Changjiang Securities Co. Ltd. , Class A .......... 20,000 24,040
Chengtun Mining Group Co. Ltd. , Class A ........ 8,000 14,494
China CITIC Bank Corp. Ltd. , Class A ........... 8,000 8,774
China CITIC Bank Corp. Ltd. , Class H ........... 160,000 148,858
China Coal Energy Co. Ltd. , Class H ............ 40,000 64,571
China Construction Bank Corp. , Class A ......... 20,156 29,683
China Construction Bank Corp. , Class H ......... 1,555,370 1,685,264
China CSSC Holdings Ltd. , Class A ............ 8,400 46,412
China Eastern Airlines Corp. Ltd. , Class A
(a)
....... 24,121 15,641
China Energy Engineering Corp. Ltd. , Class A ..... 64,000 27,340
China Everbright Bank Co. Ltd. , Class A ......... 32,000 14,663
China Feihe Ltd.
(b)
........................ 40,000 15,631
China Galaxy Securities Co. Ltd. , Class A ........ 12,000 21,789
China Galaxy Securities Co. Ltd. , Class H ........ 60,000 59,428
China Gas Holdings Ltd. .................... 48,000 42,445
China Gold International Resources Corp. Ltd. ..... 4,000 77,055
China Great Wall Securities Co. Ltd. , Class A ...... 9,800 12,326
China Greatwall Technology Group Co. Ltd. , Class A
(a)
4,000 10,500
China Hongqiao Group Ltd. .................. 52,500 188,246
China International Capital Corp. Ltd. , Class A ..... 4,000 19,981
China International Capital Corp. Ltd. , Class H
(b)
.... 32,000 80,135

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI BIC ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
China Jushi Co. Ltd. , Class A ................. 4,673 $ 29,121
China Life Insurance Co. Ltd. , Class A ........... 93 465
China Life Insurance Co. Ltd. , Class H .......... 138,000 509,097
China Longyuan Power Group Corp. Ltd. , Class H .. 40,000 34,556
China Mengniu Dairy Co. Ltd. ................ 58,000 125,579
China Merchants Bank Co. Ltd. , Class A ......... 18,300 102,855
China Merchants Bank Co. Ltd. , Class H ......... 73,956 444,923
China Merchants Energy Shipping Co. Ltd. , Class A . 12,000 28,148
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 8,000 11,872
China Merchants Port Holdings Co. Ltd. ......... 22,000 43,221
China Merchants Securities Co. Ltd. , Class A ...... 10,250 25,758
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 9,181 11,972
China Minsheng Banking Corp. Ltd. , Class A ...... 52,000 27,286
China Minsheng Banking Corp. Ltd. , Class H ...... 80,000 34,287
China National Building Material Co. Ltd. , Class H ... 66,942 45,313
China National Chemical Engineering Co. Ltd. , Class A 9,000 10,263
China National Nuclear Power Co. Ltd. , Class A .... 24,000 32,070
China Nonferrous Mining Corp. Ltd. ............ 40,000 69,423
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 4,000 28,767
China Oilfield Services Ltd. , Class H ............ 36,000 36,325
China Overseas Land & Investment Ltd. ......... 60,300 119,941
China Pacific Insurance Group Co. Ltd. , Class A .... 8,000 38,059
China Pacific Insurance Group Co. Ltd. , Class H .... 48,000 192,681
China Petroleum & Chemical Corp. , Class A ....... 16,000 11,471
China Petroleum & Chemical Corp. , Class H ...... 428,600 236,258
China Power International Development Ltd. ...... 80,000 37,972
China Railway Group Ltd. , Class A ............. 36,600 25,795
China Railway Group Ltd. , Class H ............. 53,000 23,709
China Resources Beer Holdings Co. Ltd. ......... 31,500 97,338
China Resources Gas Group Ltd. .............. 16,000 37,545
China Resources Land Ltd. .................. 53,444 240,692
China Resources Microelectronics Ltd. , Class A .... 1,600 15,175
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 8,000 42,455
China Resources Power Holdings Co. Ltd.
(c)
....... 42,200 114,519
China Ruyi Holdings Ltd.
(a)
................... 160,000 27,772
China Shenhua Energy Co. Ltd. , Class A ......... 8,400 58,250
China Shenhua Energy Co. Ltd. , Class H ......... 60,500 347,803
China Southern Airlines Co. Ltd. , Class A
(a)
........ 16,000 12,971
China State Construction Engineering Corp. Ltd. , Class
A .................................. 32,000 22,836
China Taiping Insurance Holdings Co. Ltd. ........ 32,040 81,347
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 28,000 17,259
China Tourism Group Duty Free Corp. Ltd. , Class A .. 2,000 17,589
China Tower Corp. Ltd. , Class H
(b)
.............. 80,000 101,217
China Tungsten And Hightech Materials Co. Ltd. , Class
A .................................. 2,600 26,160
China United Network Communications Ltd. , Class A . 36,100 23,218
China Vanke Co. Ltd. , Class A
(a)
............... 6,738 3,536
China XD Electric Co. Ltd. , Class A ............. 8,200 20,087
China Yangtze Power Co. Ltd. , Class A .......... 24,056 98,673
China Zheshang Bank Co. Ltd. , Class A .......... 20,140 8,931
Chongqing Afari Technology Co. Ltd. , Class A
(a)
.... 8,000 12,759
Chongqing Changan Automobile Co. Ltd. , Class A ... 6,752 7,904
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 12,000 11,778
Chongqing Rural Commercial Bank Co. Ltd. , Class H 40,000 32,462
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(a)
................................. 4,050 8,135
Chow Tai Fook Jewellery Group Ltd. ............ 32,000 44,851
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(a)
............................. 8,000 19,068
Security Shares Value
a
China (continued)
CITIC Ltd. .............................. 80,000 $ 134,179
Citic Pacific Special Steel Group Co. Ltd. , Class A ... 4,000 8,363
CITIC Securities Co. Ltd. , Class A .............. 13,875 53,463
CITIC Securities Co. Ltd. , Class H ............. 29,550 98,461
CMOC Group Ltd. , Class A .................. 16,000 43,897
CMOC Group Ltd. , Class H .................. 69,000 161,041
CNPC Capital Co. Ltd. , Class A ............... 12,000 13,835
Contemporary Amperex Technology Co. Ltd. , Class A 4,940 309,922
Contemporary Amperex Technology Co. Ltd. , Class H 3,300 311,831
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 3,500 10,083
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 24,000 48,968
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 14,170 29,616
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 40,349 72,962
CRRC Corp. Ltd. , Class A ................... 28,000 23,881
CRRC Corp. Ltd. , Class H ................... 80,000 53,030
CSC Financial Co. Ltd. , Class A ............... 8,000 28,851
CSI Solar Co. Ltd. , Class A .................. 8,000 15,673
CSPC Innovation Pharmaceutical Co. Ltd. , Class A
(a)
. 3,548 14,034
CSPC Pharmaceutical Group Ltd. .............. 164,160 157,166
Daqin Railway Co. Ltd. , Class A ............... 20,000 15,343
Datang International Power Generation Co. Ltd. , Class
A .................................. 12,000 15,315
Dazhong Mining Co. Ltd. .................... 2,900 16,718
Dongfang Electric Corp. Ltd. , Class A ........... 4,000 20,833
Dongxing Securities Co. Ltd. , Class A ........... 15,899 31,433
East Money Information Co. Ltd. , Class A ......... 20,088 56,937
Eastroc Beverage Group Co. Ltd. , Class A ........ 1,183 24,907
ENN Energy Holdings Ltd. ................... 12,000 84,135
ENN Natural Gas Co. Ltd. , Class A ............. 4,000 11,559
Eoptolink Technology, Inc. Ltd. , Class A .......... 1,200 124,552
Eve Energy Co. Ltd. , Class A ................. 4,200 39,546
Everbright Securities Co. Ltd. , Class A ........... 6,097 12,862
Far East Horizon Ltd. ...................... 40,000 39,274
Fiberhome Telecommunication Technologies Co. Ltd. ,
Class A .............................. 4,000 30,672
Focus Media Information Technology Co. Ltd. , Class A 1,939 1,599
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 5,641 29,960
Founder Securities Co. Ltd. , Class A ............ 12,000 12,225
Founder Technology Group Corp. , Class A
(a)
....... 12,000 23,820
Foxconn Industrial Internet Co. Ltd. , Class A ....... 14,000 151,330
Full Truck Alliance Co. Ltd. , ADR .............. 12,790 112,808
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 2,225 17,326
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 12,400 88,040
Ganfeng Lithium Group Co. Ltd. , Class A ......... 2,000 21,175
Ganfeng Lithium Group Co. Ltd. , Class H
(b)
....... 8,000 65,729
GCL Technology Holdings Ltd.
(a)
............... 480,000 50,889
GD Power Development Co. Ltd. , Class A ........ 18,700 14,235
GDS Holdings Ltd. , Class A
(a)
................. 19,400 85,464
Geely Automobile Holdings Ltd. ............... 120,000 288,175
GEM Co. Ltd. , Class A ..................... 4,299 4,959
Genscript Biotech Corp.
(a)
................... 26,000 45,302
GF Securities Co. Ltd. , Class A ............... 8,000 22,355
GF Securities Co. Ltd. , Class H ............... 19,200 39,588
Giant Biogene Holding Co. Ltd.
(b) (c)
............. 8,000 30,684
Giant Network Group Co. Ltd. , Class A .......... 4,000 15,408
GigaDevice Semiconductor, Inc. , Class A ......... 900 62,170
GoerTek, Inc. , Class A ..................... 8,000 31,755
Goldwind Science & Technology Co. Ltd. , Class A ... 5,453 18,881
Gotion High-tech Co. Ltd. , Class A ............. 4,000 19,491
Great Wall Motor Co. Ltd. , Class H ............. 40,000 53,133
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 4,000 23,156

iShares
®
MSCI BIC ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(a)
................................. 4,000 $ 21,074
Guangdong Investment Ltd. .................. 58,000 61,797
Guangzhou Haige Communications Group, Inc. Co. ,
Class A .............................. 4,000 9,356
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 3,000 23,072
Guocheng Mining Co. Ltd. , Class A ............. 4,000 24,939
Guosen Securities Co. Ltd. , Class A ............ 8,000 11,976
Guotai Haitong Securities Co. Ltd. ............. 14,682 33,402
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 44,328 73,984
Guoyuan Securities Co. Ltd. , Class A ........... 8,020 8,459
H World Group Ltd. , Class A , ADR ............. 3,667 164,612
Haidilao International Holding Ltd.
(b)
............ 32,000 52,072
Haier Smart Home Co. Ltd. , Class A ............ 8,079 24,936
Haier Smart Home Co. Ltd. , Class H ............ 32,000 80,441
Hainan Airlines Holding Co. Ltd. , Class A
(a)
........ 48,000 10,430
Hainan Airport Infrastructure Co. Ltd. , Class A ...... 16,000 7,592
Haitian International Holdings Ltd. ............. 12,000 30,306
Hangzhou First Applied Material Co. Ltd. , Class A ... 4,240 11,219
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 8,000 40,923
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 24,000 96,112
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 4,000 14,792
Hengan International Group Co. Ltd. ............ 14,000 43,512
Hengli Petrochemical Co. Ltd. , Class A .......... 4,000 10,169
Hengtong Optic-electric Co. Ltd. , Class A ......... 4,000 45,642
Hesai Group , Class B
(a)
..................... 2,120 40,671
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 840 28,286
Horizon Robotics , Class B
(a) (c)
................. 100,200 67,887
Hua Hong Semiconductor Ltd. , Class H
(a) (b)
........ 14,345 295,629
Huadian Power International Corp. Ltd. , Class A .... 8,600 7,068
Huadong Medicine Co. Ltd. , Class A ............ 2,900 12,439
Huafon Chemical Co. Ltd. , Class A ............. 8,000 11,952
Huaneng Power International, Inc. , Class A ....... 7,500 9,834
Huaneng Power International, Inc. , Class H ....... 80,000 74,218
Huatai Securities Co. Ltd. , Class A ............. 12,000 32,257
Huatai Securities Co. Ltd. , Class H
(b)
............ 24,000 48,608
Huaxia Bank Co. Ltd. , Class A ................ 16,000 15,869
Huayu Automotive Systems Co. Ltd. , Class A ...... 4,099 10,124
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 1,700 25,557
Hundsun Technologies, Inc. , Class A ............ 3,100 11,129
Hygon Information Technology Co. Ltd. , Class A .... 2,729 118,814
IEIT Systems Co. Ltd. , Class A ................ 1,983 18,926
Iflytek Co. Ltd. , Class A ..................... 3,129 22,154
Industrial & Commercial Bank of China Ltd. , Class A . 70,900 75,674
Industrial & Commercial Bank of China Ltd. , Class H . 1,200,050 1,016,269
Industrial Bank Co. Ltd. , Class A ............... 24,000 65,629
Industrial Securities Co. Ltd. , Class A ........... 12,000 10,205
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A . 60,000 20,969
Inner Mongolia Dian Tou Energy Corp. Ltd. , Class A . 4,000 18,319
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 8,000 6,058
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 4,000 23,666
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 8,000 31,821
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 16,200 45,036
Innovent Biologics, Inc.
(a) (b)
................... 27,000 286,695
J&T Global Express Ltd.
(a)
................... 32,000 36,872
JA Solar Technology Co. Ltd. , Class A
(a)
.......... 16,600 22,356
JCET Group Co. Ltd. , Class A ................ 2,400 29,152
JD Health International, Inc.
(a) (b)
............... 18,000 87,779
JD Logistics, Inc.
(a) (b)
....................... 28,000 46,070
Security Shares Value
a
China (continued)
JD.com, Inc. , Class A ...................... 42,970 $ 619,446
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(a)
.... 8,000 14,245
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 1,400 22,583
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 8,168 60,611
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 1,900 12,748
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 4,000 24,888
Jiangxi Copper Co. Ltd. , Class A .............. 2,400 15,474
Jiangxi Copper Co. Ltd. , Class H .............. 20,000 90,059
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 4,000 14,319
Jinko Solar Co. Ltd. , Class A
(a)
................ 16,000 13,862
JL Mag Rare-Earth Co. Ltd. , Class A ............ 4,000 19,074
Kanzhun Ltd. , ADR ....................... 6,557 88,978
KE Holdings, Inc. , Class A ................... 39,162 214,002
Kingboard Laminates Holdings Ltd. ............. 20,000 139,036
Kingdee International Software Group Co. Ltd.
(a)
.... 52,000 48,554
Kingnet Network Co. Ltd. , Class A ............. 8,000 18,975
Kingsoft Corp. Ltd. ........................ 16,200 43,943
Kuaishou Technology , Class B
(b)
............... 48,400 282,105
Kunlun Energy Co. Ltd. ..................... 80,000 73,090
Kweichow Moutai Co. Ltd. , Class A ............. 1,500 293,830
Laopu Gold Co. Ltd. , Class H
(c)
................ 500 32,069
Legend Biotech Corp. , Class A , ADR
(a)
........... 1,560 42,370
Lenovo Group Ltd. ........................ 148,000 453,555
Lens Technology Co. Ltd. , Class A ............. 8,800 52,670
Leo Group Co. Ltd. , Class A ................. 12,000 10,604
Li Auto, Inc. , Class A
(a)
..................... 22,818 170,147
Li Ning Co. Ltd. .......................... 40,000 92,827
Lingyi iTech Guangdong Co. , Class A ........... 12,000 25,813
Longfor Group Holdings Ltd.
(b) (c)
............... 40,000 40,008
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 12,048 24,740
Luxshare Precision Industry Co. Ltd. , Class A ...... 8,502 92,179
Luzhou Laojiao Co. Ltd. , Class A .............. 1,600 21,531
Mango Excellent Media Co. Ltd. , Class A ......... 3,200 8,242
Maxscend Microelectronics Co. Ltd. , Class A
(a)
..... 1,400 22,371
Meituan , Class B
(a) (b)
....................... 92,260 896,636
Metallurgical Corp. of China Ltd. , Class A ......... 20,000 8,364
Midea Group Co. Ltd. , Class A ................ 4,000 47,803
Midea Group Co. Ltd. , Class H ................ 8,000 87,500
MINISO Group Holding Ltd. .................. 8,020 26,311
MMG Ltd.
(a) (c)
............................ 84,000 94,687
Montage Technology Co. Ltd. , Class A ........... 1,350 50,627
Muyuan Foods Group Co. Ltd. , Class A .......... 4,078 22,922
NARI Technology Co. Ltd. , Class A ............. 8,788 32,345
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 8,000 32,814
NAURA Technology Group Co. Ltd. , Class A ....... 810 75,474
NetEase, Inc. ........................... 32,075 786,430
New China Life Insurance Co. Ltd. , Class A ....... 2,200 19,422
New China Life Insurance Co. Ltd. , Class H ....... 17,300 107,130
New Oriental Education & Technology Group, Inc. ... 24,030 110,679
Ningbo Sanxing Medical Electric Co. Ltd. , Class A ... 4,200 10,153
Ningbo Tuopu Group Co. Ltd. , Class A .......... 4,000 36,816
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 8,700 30,863
NIO, Inc. , Class A
(a)
....................... 32,042 180,545
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 36,600 199,752
OmniVision Integrated Circuits Group, Inc. ........ 1,475 20,730
Orient Overseas International Ltd.
(c)
............ 2,500 43,444
Orient Securities Co. Ltd. , Class A ............. 8,788 12,095
PDD Holdings, Inc. , ADR
(a)
.................. 10,465 883,665
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 4,000 4,044
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 160,000 105,745
PetroChina Co. Ltd. , Class A ................. 23,400 37,601
PetroChina Co. Ltd. , Class H ................. 386,000 536,595

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI BIC ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Pharmaron Beijing Co. Ltd. , Class A ............ 4,000 $ 14,844
PICC Property & Casualty Co. Ltd. , Class H ....... 126,322 234,452
Ping An Bank Co. Ltd. , Class A ................ 20,000 32,321
Ping An Insurance Group Co. of China Ltd. , Class A . 12,000 94,907
Ping An Insurance Group Co. of China Ltd. , Class H . 120,000 919,096
Piotech, Inc. , Class A ...................... 399 37,128
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 12,000 10,236
Pony AI, Inc. , Class A
(a)
..................... 3,700 37,659
Pop Mart International Group Ltd.
(b) (c)
............ 10,000 220,401
Postal Savings Bank of China Co. Ltd. , Class A ..... 28,000 20,611
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 120,000 76,833
Power Construction Corp. of China Ltd. , Class A .... 20,000 15,796
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
...... 8,000 36,421
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 1,600 19,832
Remegen Co. Ltd. , Class H
(a) (b)
................ 3,500 37,007
Rongsheng Petrochemical Co. Ltd. , Class A ....... 9,450 15,736
SAIC Motor Corp. Ltd. , Class A ............... 8,000 14,570
Sanan Optoelectronics Co. Ltd. , Class A ......... 12,000 27,786
Sany Heavy Industry Co. Ltd. , Class A ........... 8,053 21,391
Satellite Chemical Co. Ltd. , Class A ............ 4,000 13,758
SDIC Capital Co. Ltd. , Class A ................ 8,000 7,619
SDIC Power Holdings Co. Ltd. , Class A .......... 8,000 16,910
SenseTime Group, Inc. , Class B
(a) (b)
............ 540,000 114,661
Seres Group Co. Ltd. , Class A ................ 2,700 32,504
SF Holding Co. Ltd. , Class A ................. 5,400 27,898
Shaanxi Coal Industry Co. Ltd. , Class A .......... 11,305 42,998
Shandong Gold Mining Co. Ltd. , Class A ......... 4,080 17,547
Shandong Gold Mining Co. Ltd. , Class H
(b)
........ 10,500 32,130
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A .......................... 4,000 12,585
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 2,040 8,874
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 16,000 12,316
Shanghai Baosight Software Co. Ltd. , Class A ..... 4,020 12,003
Shanghai Electric Group Co. Ltd. , Class A
(a)
....... 15,300 18,252
Shanghai Electric Power Co. Ltd. , Class A ........ 4,000 13,173
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 400 1,375
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 4,000 9,745
Shanghai Pudong Development Bank Co. Ltd. , Class A 36,000 49,886
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 4,000 18,134
Shanghai RAAS Blood Products Co. Ltd. , Class A ... 4,400 3,454
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 12,000 15,079
Shanghai Stonehill Technology Co. Ltd. , Class A .... 12,000 13,613
Shanghai United Imaging Healthcare Co. Ltd. , Class A 1,215 21,607
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 3,500 3,513
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 3,652 8,637
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 1,360 25,796
Shenergy Co. Ltd. , Class A .................. 8,000 12,204
Shengyi Technology Co. Ltd. , Class A ........... 2,500 51,872
Shennan Circuits Co. Ltd. , Class A ............. 800 48,593
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 30,094 19,622
Shenzhen Envicool Technology Co. Ltd. , Class A ... 1,100 14,802
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 4,000 19,739
Shenzhen Inovance Technology Co. Ltd. , Class A ... 1,497 16,381
Shenzhen Longsys Electronics Co. Ltd. , Class A .... 500 40,773
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 1,400 31,420
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 800 5,527
Security Shares Value
a
China (continued)
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 1,297 $ 11,518
Shenzhou International Group Holdings Ltd. ....... 12,000 71,004
Sichuan Changhong Electric Co. Ltd. , Class A ..... 8,000 8,515
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 8,005 18,341
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 4,000 21,504
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 900 53,003
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 9,388 12,136
Sino Biopharmaceutical Ltd. ................. 177,000 112,801
Sinoma Science & Technology Co. Ltd. , Class A .... 4,000 42,065
Sinopharm Group Co. Ltd. , Class H ............ 16,000 34,515
Sinotruk Hong Kong Ltd. .................... 13,500 64,183
Smoore International Holdings Ltd.
(b)
............ 40,000 46,442
SooChow Securities Co. Ltd. , Class A ........... 12,052 13,964
Sungrow Power Supply Co. Ltd. , Class A ......... 2,450 64,486
Sunny Optical Technology Group Co. Ltd. ........ 12,100 129,599
Sunwoda Electronic Co. Ltd. , Class A ........... 4,000 13,503
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(a)
............................. 2,100 66,089
Suzhou TFC Optical Communication Co. Ltd. , Class A 900 60,277
TAL Education Group , ADR
(a)
................. 6,040 58,648
TBEA Co. Ltd. , Class A ..................... 6,460 24,185
TCL Technology Group Corp. , Class A ........... 30,250 19,151
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 10,150 14,630
Tencent Holdings Ltd. ...................... 113,424 6,162,504
Tencent Music Entertainment Group , ADR ........ 10,225 94,274
Tianfeng Securities Co. Ltd. , Class A
(a)
.......... 16,400 8,120
Tianqi Lithium Corp. , Class A
(a)
................ 3,600 33,556
Tianshan Aluminum Group Co. Ltd. , Class A ....... 8,000 17,696
Tianshui Huatian Technology Co. Ltd. , Class A ..... 10,500 30,021
Tingyi Cayman Islands Holding Corp. ........... 38,000 57,933
Tongcheng Travel Holdings Ltd. ............... 26,400 47,693
TongFu Microelectronics Co. Ltd. , Class A ........ 2,800 27,385
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 8,000 8,183
Tongwei Co. Ltd. , Class A
(a)
.................. 5,695 12,437
Trina Solar Co. Ltd. , Class A
(a)
................ 3,100 7,067
Trip.com Group Ltd.
(a)
...................... 10,800 508,842
Tsingtao Brewery Co. Ltd. , Class H ............. 12,000 76,227
UBTech Robotics Corp. Ltd. , Class H
(a)
.......... 3,500 45,678
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 1,100 12,889
Unisplendour Corp. Ltd. , Class A .............. 6,980 29,652
United Nova Technology Co. Ltd. , Class A
(a)
....... 24,000 28,622
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 4,000 26,513
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(a)
................................. 605 22,092
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 1,000 54,365
Vipshop Holdings Ltd. , ADR .................. 4,820 68,540
Wanhua Chemical Group Co. Ltd. , Class A ........ 4,000 43,431
Want Want China Holdings Ltd. ............... 40,000 21,233
Wanxiang Qianchao Co. Ltd. , Class A ........... 4,000 8,739
Weichai Power Co. Ltd. , Class A ............... 3,500 18,293
Weichai Power Co. Ltd. , Class H .............. 40,100 213,022
Wens Foodstuff Group Co. Ltd. , Class A ......... 5,840 11,808
Western Mining Co. Ltd. , Class A .............. 4,156 18,800
Wintime Energy Group Co. Ltd. , Class A
(a)
........ 28,000 7,534
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 4,624 8,797
Wuliangye Yibin Co. Ltd. , Class A .............. 4,300 53,951
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 3,160 61,638
WuXi AppTec Co. Ltd. , Class A ................ 4,028 60,476
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 6,587 109,679
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 60,000 256,625
WuXi XDC Cayman, Inc.
(a)
................... 6,000 42,060

iShares
®
MSCI BIC ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
XCMG Construction Machinery Co. Ltd. , Class A .... 14,600 $ 21,042
Xiaomi Corp. , Class B
(a) (b)
................... 312,400 1,118,851
Xinjiang Daqo New Energy Co. Ltd. , Class A
(a)
..... 8,000 23,015
Xinyi Solar Holdings Ltd. .................... 92,000 31,379
XPeng, Inc. , Class A
(a)
..................... 22,326 181,599
XtalPi Holdings Ltd.
(a)
...................... 31,000 32,606
Yadea Group Holdings Ltd.
(b)
................. 24,000 34,514
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 7,500 216,248
Yankuang Energy Group Co. Ltd. , Class A ........ 10,260 33,061
Yankuang Energy Group Co. Ltd. , Class H ........ 55,900 103,855
Yealink Network Technology Corp. Ltd. , Class A .... 4,000 21,365
Yonghui Superstores Co. Ltd. , Class A
(a)
......... 12,000 6,542
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 4,330 6,642
YTO Express Group Co. Ltd. , Class A ........... 4,000 11,086
Yum China Holdings, Inc. ................... 6,765 295,431
Yunnan Aluminium Co. Ltd. , Class A ............ 4,175 17,614
Yunnan Baiyao Group Co. Ltd. , Class A .......... 8 59
Yunnan Yuntianhua Co. Ltd. , Class A ........... 4,000 18,116
Yutong Bus Co. Ltd. , Class A ................. 4,000 19,097
Zangge Mining Co. Ltd. , Class A ............... 1,800 20,542
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 900 17,083
Zhaojin Mining Industry Co. Ltd. , Class H ......... 31,500 87,214
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 12,100 26,077
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 4,000 7,555
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 4,000 17,235
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 4,000 9,877
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 2,200 17,855
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 2,300 17,296
Zhejiang Juhua Co. Ltd. , Class A .............. 4,000 19,541
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b)
9,000 45,202
Zhejiang Longsheng Group Co. Ltd. , Class A ...... 4,000 6,630
Zhejiang NHU Co. Ltd. , Class A ............... 4,043 17,542
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 4,000 27,442
Zhejiang Weiming Environment Protection Co. Ltd. ,
Class A .............................. 4,800 10,699
Zhejiang Zheneng Electric Power Co. Ltd. , Class A .. 12,000 11,477
Zheshang Securities Co. Ltd. , Class A ........... 5,000 6,979
Zhongji Innolight Co. Ltd. , Class A ............. 1,340 228,427
Zhongjin Gold Corp. Ltd. , Class A .............. 5,300 17,710
Zhongtai Securities Co. Ltd. , Class A ............ 11,500 9,251
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 8,000 41,406
Zijin Mining Group Co. Ltd. , Class A ............ 24,000 108,549
Zijin Mining Group Co. Ltd. , Class H ............ 109,000 456,952
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 11,100 11,834
ZTE Corp. , Class A
(a)
...................... 4,000 21,686
ZTE Corp. , Class H
(c)
...................... 16,048 54,722
ZTO Express Cayman, Inc. .................. 6,090 134,115
46,850,168
a
Hong Kong  —  0 .2%
China Renewable Energy Investment Ltd.
(a) (d)
...... 7,709 —
Zijin Gold International Co. Ltd. ............... 8,000 132,824
132,824
a
India  —  30 .9%
ABB India Ltd. ........................... 840 64,176
Adani Enterprises Ltd. ..................... 3,280 101,351
Adani Ports & Special Economic Zone Ltd. ........ 9,960 189,078
Adani Power Ltd.
(a)
........................ 60,545 155,081
Aditya Birla Capital Ltd.
(a)
................... 16,662 63,703
Security Shares Value
a
India (continued)
Alkem Laboratories Ltd. .................... 794 $ 45,952
Ambuja Cements Ltd. ...................... 8,640 40,744
APL Apollo Tubes Ltd. ..................... 3,329 64,156
Apollo Hospitals Enterprise Ltd. ............... 1,912 164,509
Ashok Leyland Ltd. ....................... 56,000 91,600
Asian Paints Ltd. ......................... 6,989 196,629
Astral Ltd. .............................. 1,738 28,844
AU Small Finance Bank Ltd.
(b)
................ 10,176 105,437
Aurobindo Pharma Ltd. ..................... 5,200 78,039
Avenue Supermarts Ltd.
(a) (b)
.................. 2,640 112,490
Axis Bank Ltd. ........................... 41,981 568,599
Bajaj Auto Ltd. ........................... 1,200 132,061
Bajaj Finance Ltd. ........................ 46,276 442,498
Bajaj Finserv Ltd. ......................... 7,164 134,444
Bajaj Holdings & Investment Ltd. .............. 520 56,707
Balkrishna Industries Ltd. ................... 985 22,861
Bank of Baroda .......................... 19,240 54,347
Bharat Electronics Ltd. ..................... 65,126 281,380
Bharat Forge Ltd. ......................... 5,069 104,315
Bharat Heavy Electricals Ltd. ................. 24,230 106,297
Bharat Petroleum Corp. Ltd. ................. 29,520 92,558
Bharti Airtel Ltd. .......................... 52,101 1,002,436
Bosch Ltd. ............................. 137 52,800
Britannia Industries Ltd. .................... 1,760 96,420
BSE Ltd. .............................. 2,331 101,683
Canara Bank ............................ 34,760 47,855
CG Power & Industrial Solutions Ltd. ............ 12,735 123,073
Cholamandalam Investment and Finance Co. Ltd. ... 7,840 126,814
Cipla Ltd. .............................. 9,372 138,173
Coal India Ltd. ........................... 27,313 131,594
Colgate-Palmolive India Ltd. ................. 1,911 41,437
Coromandel International Ltd. ................ 2,360 43,550
Cummins India Ltd. ....................... 2,760 170,812
Dabur India Ltd. .......................... 8,880 41,446
Divi's Laboratories Ltd. ..................... 2,145 150,484
Dixon Technologies India Ltd. ................ 680 82,442
DLF Ltd. ............................... 11,849 73,629
Dr Reddy's Laboratories Ltd. ................. 9,480 130,647
Eicher Motors Ltd. ........................ 2,640 199,348
Eternal Ltd.
(a)
............................ 45,145 118,979
Federal Bank Ltd. ........................ 34,652 105,334
Fortis Healthcare Ltd. ...................... 10,080 98,469
FSN E-Commerce Ventures Ltd.
(a)
............. 26,480 72,836
GAIL India Ltd. .......................... 38,921 67,371
GE Vernova T&D India Ltd. .................. 2,596 140,692
GMR Airports Ltd.
(a)
....................... 48,880 51,629
Godrej Consumer Products Ltd. ............... 5,640 61,077
Godrej Properties Ltd. ..................... 2,691 49,922
Grasim Industries Ltd. ...................... 4,871 159,997
Havells India Ltd. ......................... 3,387 41,962
HCL Technologies Ltd. ..................... 16,200 202,394
HDFC Asset Management Co. Ltd.
(b)
............ 3,520 99,059
HDFC Bank Ltd. ......................... 206,409 1,618,037
HDFC Life Insurance Co. Ltd.
(b)
............... 17,693 110,766
Hero MotoCorp Ltd. ....................... 2,218 114,414
Hindalco Industries Ltd. .................... 23,687 280,859
Hindustan Aeronautics Ltd. .................. 3,053 138,264
Hindustan Petroleum Corp. Ltd. ............... 16,520 68,438
Hindustan Unilever Ltd. ..................... 12,840 290,923
Hitachi Energy India Ltd. .................... 247 99,908
ICICI Bank Ltd. .......................... 96,640 1,277,508
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 4,320 81,477
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 6,240 33,089
IDFC First Bank Ltd. ....................... 83,168 62,390

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI BIC ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Indian Bank ............................ 4,999 $ 43,833
Indian Hotels Co. Ltd. (The) , Class A ............ 15,663 107,858
Indian Oil Corp. Ltd. ....................... 51,280 75,664
Indus Towers Ltd.
(a)
....................... 24,468 113,884
IndusInd Bank Ltd. ........................ 10,560 101,573
Info Edge India Ltd. ....................... 6,448 67,497
Infosys Ltd. ............................. 56,082 686,663
InterGlobe Aviation Ltd.
(b)
................... 3,456 159,899
ITC Ltd. ............................... 51,392 155,062
Jindal Stainless Ltd. ....................... 5,528 39,856
Jindal Steel Ltd. .......................... 6,720 85,423
Jio Financial Services Ltd. ................... 51,489 129,483
JSW Energy Ltd. ......................... 8,177 51,187
JSW Steel Ltd. .......................... 11,080 149,047
Kotak Mahindra Bank Ltd. ................... 97,920 395,886
L&T Finance Ltd. ......................... 19,082 57,552
Larsen & Toubro Ltd. ...................... 12,400 532,391
Lodha Developers Ltd.
(b)
.................... 5,505 54,335
LTM Ltd.
(b)
............................. 1,146 49,123
Lupin Ltd. .............................. 4,321 103,047
Mahindra & Mahindra Ltd. ................... 16,036 513,770
Malco Energy Ltd.
(a)
....................... 25,431 32,398
Mankind Pharma Ltd. ...................... 2,400 59,999
Marico Ltd. ............................. 8,760 75,733
Maruti Suzuki India Ltd. .................... 2,139 295,382
Max Healthcare Institute Ltd. ................. 12,941 131,424
Mphasis Ltd. ............................ 2,233 53,474
MRF Ltd. .............................. 40 51,943
Multi Commodity Exchange of India Ltd. ......... 95 2,956
Muthoot Finance Ltd. ...................... 2,320 81,714
National Aluminium Co. Ltd. .................. 15,704 70,206
Nestle India Ltd. ......................... 11,006 164,685
NHPC Ltd. ............................. 55,009 45,661
NMDC Ltd. ............................. 57,000 52,796
NTPC Ltd. ............................. 78,520 319,691
Oberoi Realty Ltd. ........................ 2,361 42,413
Oil & Natural Gas Corp. Ltd. ................. 48,612 135,835
Oil India Ltd. ............................ 8,400 42,108
One 97 Communications Ltd.
(a)
................ 7,353 86,619
Oracle Financial Services Software Ltd. .......... 520 54,627
Page Industries Ltd. ....................... 120 48,225
PB Fintech Ltd.
(a)
......................... 6,480 116,064
Persistent Systems Ltd. .................... 2,014 110,266
Petronet LNG Ltd. ........................ 10,320 29,439
Phoenix Mills Ltd. (The) .................... 3,760 70,102
PI Industries Ltd. ......................... 1,400 40,895
Pidilite Industries Ltd. ...................... 5,782 90,325
Polycab India Ltd. ........................ 1,003 100,047
Power Finance Corp. Ltd. ................... 23,523 106,065
Power Grid Corp. of India Ltd. ................ 76,584 234,180
Prestige Estates Projects Ltd. ................ 3,273 47,156
Punjab National Bank ...................... 40,680 45,405
REC Ltd. .............................. 19,880 70,635
Reliance Industries Ltd. .................... 111,544 1,550,683
Samvardhana Motherson International Ltd. ....... 80,188 122,904
SBI Cards & Payment Services Ltd. ............ 3,800 24,968
SBI Life Insurance Co. Ltd.
(b)
................. 8,280 159,502
Shree Cement Ltd. ........................ 171 45,506
Shriram Finance Ltd. ...................... 27,240 271,534
Siemens Energy India Ltd. ................... 1,620 66,027
Siemens Ltd.
(a)
.......................... 1,480 59,859
Solar Industries India Ltd. ................... 520 99,866
SRF Ltd. .............................. 2,600 74,257
State Bank of India ........................ 34,166 346,775
Security Shares Value
a
India (continued)
Sun Pharmaceutical Industries Ltd. ............. 16,774 $ 317,462
Sundaram Finance Ltd. ..................... 1,200 52,923
Supreme Industries Ltd. .................... 1,080 40,335
Suzlon Energy Ltd.
(a)
...................... 198,875 119,220
Swiggy Ltd.
(a)
........................... 28,013 75,914
Talwandi Sabo Power Ltd.
(a)
.................. 25,431 32,398
Tata Communications Ltd. ................... 2,529 52,314
Tata Consultancy Services Ltd. ............... 14,909 354,669
Tata Consumer Products Ltd. ................. 9,943 123,335
Tata Motors Ltd. .......................... 36,984 147,647
Tata Motors Passenger Vehicles Ltd. ............ 30,904 128,054
Tata Power Co. Ltd. (The) ................... 26,640 117,961
Tata Steel Ltd. ........................... 135,600 297,164
Tech Mahindra Ltd. ....................... 10,040 157,069
Titan Co. Ltd. ........................... 6,608 283,206
Torrent Pharmaceuticals Ltd. ................. 1,920 89,145
Torrent Power Ltd. ........................ 3,200 47,819
Trent Ltd. .............................. 3,273 145,415
Tube Investments of India Ltd. ................ 1,920 63,458
TVS Motor Co. Ltd. ....................... 4,280 151,140
UltraTech Cement Ltd. ..................... 1,869 225,790
Union Bank of India Ltd. .................... 29,000 51,232
United Spirits Ltd. ........................ 4,480 59,865
UPL Ltd. ............................... 8,649 58,684
Varun Beverages Ltd. ...................... 19,880 110,406
Vedanta Aluminium Metal Ltd.
(a)
............... 25,431 32,398
Vedanta Iron and Steel Ltd.
(a)
................. 25,431 32,398
Vedanta Ltd. ............................ 27,778 103,100
Vishal Mega Mart Ltd.
(a)
..................... 34,246 43,824
Vodafone Idea Ltd.
(a)
....................... 488,240 71,910
Voltas Ltd. ............................. 4,160 54,530
WAAREE Energies Ltd. .................... 1,750 57,822
Wipro Ltd. .............................. 47,418 102,393
Yes Bank Ltd.
(a)
.......................... 275,920 67,221
Zydus Lifesciences Ltd. .................... 3,920 44,425
25,014,321
a
Netherlands  —  0 .0%
X5 Retail Group N.V. , GDR
(a) (d) (e)
............... 2,622 —
a
Russia  —  0 .0%
Alrosa PJSC
(a) (d)
.......................... 83,790 12
Mobile TeleSystems PJSC
(a) (d)
................ 16,644 2
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 41,040 6
Ozon Holdings PLC , ADR
(a) (d)
................. 1,881 —
PhosAgro PJSC , GDR
(a) (d)
................... 28 —
PhosAgro PJSC , GDR
(a) (d) (e)
.................. 1 —
Polyus PJSC
(a) (d)
......................... 10,830 —
Rosneft Oil Co. PJSC
(a) (d)
.................... 37,278 5
Sberbank of Russia PJSC
(a) (d)
................. 331,170 47
Severstal PAO
(a) (d)
........................ 6,669 1
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 3,884 1
United Co. RUSAL International PJSC
(a) (d)
........ 95,760 13
VK IPJSC , GDR
(a) (d)
....................... 4,446 1
VTB Bank PJSC
(a) (d)
....................... 30,668 —
88
a
Total Common Stocks — 97.0%
(Cost: $ 78,304,913 ) ................................. 78,557,125
a
Preferred Stocks
Brazil  —  2 .9%
Axia Energia SA , Class B, Preference Shares , NVS .. 3,920 44,239
Axia Energia SA , Class C, Preference Shares
(a)
.... 5,343 53,329

iShares
®
MSCI BIC ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Security Shares Value
a
Brazil (continued)
Banco Bradesco SA , Preference Shares , NVS ..... 100,996 $ 354,368
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 29,640 63,222
Gerdau SA , Preference Shares , NVS ........... 21,302 96,153
Itau Unibanco Holding SA , Preference Shares , NVS . 97,353 772,718
Itausa SA , Preference Shares , NVS
(a)
........... 110,453 282,890
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS
(a)
............................... 82,908 690,277
2,357,196
a
Total Preferred Stocks — 2.9%
(Cost: $ 1,088,259 ) .................................. 2,357,196
a
Rights
China  —  0 .0%
Kangmei Pharmaceutical Co. Ltd.
(a) (d)
........... 2,161 —
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.9%
(Cost: $ 79,393,172 ) ................................. 80,914,321
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(f) (g) (h)
...................... 767,530 $ 767,759
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(f) (g)
............................. 1,045,812 1,045,812
a
Total Short-Term Securities — 2.3%
(Cost: $ 1,813,453 ) .................................. 1,813,571
Total Investments —  102.2%
(Cost: $ 81,206,625 ) ................................. 82,727,892
Liabilities in Excess of Other Assets — ( 2 .2 ) % ............... (1,745,028)
Net Assets — 100.0% ................................. $ 80,982,864
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 596,281  $ 171,123
(a)
$ —  $ 356  $ (1) $ 767,759  767,530  $ 12,489
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,560,000  —  (514,188)
(a)
—  —  1,045,812  1,045,812  43,271  —
$ —  $ 356  $ (1)
$ 1,813,571
$ 55,760  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI BIC ETF

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 11,189,770 $ 67,367,267 $ 88 $ 78,557,125
Preferred Stocks ......................................... 2,357,196 — — 2,357,196
Rights ................................................ — — — —
Short-Term Securities
Money Market Funds ...................................... 1,813,571 — — 1,813,571
$ 15,360,537 $ 67,367,267 $ 88 $ 82,727,892
Portfolio Abbreviation
ADR American Depositary Receipt
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
NVS Non-Voting Shares
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)